Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash

NOTE 4: CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

Cash and cash equivalents and restricted cash consisted of the following:

	December 31, 2022	December 31, 2021
Cash on hand and at banks	$32,851	$53,323
Short-term deposits and highly liquid funds	45,690	44
Restricted cash	310	10
Cash and cash equivalents and restricted cash	$78,851	$53,377

Short-term deposits and highly liquid funds relate to amounts held in banks for general financing purposes and represent deposits with an original maturity of less than three months and are included in the consolidated balance sheets under the caption “Cash and cash equivalents”.

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Holdings does maintain cash deposits and equivalents in excess of government provided insurance limits. Navios Holdings reduces exposure to credit risk by dealing with a diversified group of major financial institutions. See also Note 2(e) “Summary of Significant Accounting Policies-Restricted Cash” to the consolidated financial statements.